Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.88%
Brazil–2.98%
Cielo S.A.	734,200	$1,392,851
Itau Unibanco Holding S.A., Preference Shares	68,850	628,181
		2,021,032
Chile–4.87%
Liberty Latin America Ltd., Class C(a)	201,029	3,296,876
China–41.68%
Alibaba Group Holding Ltd., ADR(a)	22,343	3,867,797
China Isotope & Radiation Corp.	694,600	1,665,276
Focus Media Information Technology Co., Ltd., Class A	4,715,981	3,450,579
Gree Electric Appliances, Inc. of Zhuhai	430,800	3,413,121
Haitian International Holdings Ltd.	499,000	1,009,046
Kweichow Moutai Co., Ltd., Class A	29,709	4,175,929
New Oriental Education & Technology Group, Inc., ADR(a)	12,863	1,341,739
Ping An Insurance (Group) Co. of China Ltd., Class H	365,000	4,329,187
Tencent Holdings Ltd.	74,000	3,461,008
Vipshop Holdings Ltd., ADR(a)	200,781	1,525,936
		28,239,618
Egypt–2.78%
Eastern Co., S.A.E.	1,986,169	1,885,360
Hong Kong–0.45%
Man Wah Holdings Ltd.	637,600	307,298
India–1.38%
Housing Development Finance Corp. Ltd.	30,442	938,224
Indonesia–1.44%
PT Media Nusantara Citra Tbk	4,767,300	466,648
PT United Tractors Tbk	286,900	510,154
		976,802
Kenya–1.50%
East African Breweries Ltd.	526,800	1,014,705
Mexico–2.99%
Arca Continental S.A.B. de C.V.	205,400	1,092,501
Fomento Economico Mexicano, S.A.B. de C.V., ADR	10,260	930,582
		2,023,083
Nigeria–1.27%
Nigerian Breweries PLC	6,247,225	862,256
Shares		Value
Philippines–2.01%
Bank of the Philippine Islands	771,390	$1,358,958
Poland–1.23%
Benefit Systems S.A.(a)	4,923	836,662
Russia–8.81%
Moscow Exchange MICEX-RTS PJSC	1,067,501	1,557,746
Sberbank of Russia PJSC, ADR	102,211	1,522,688
Sberbank of Russia PJSC, ADR	87,085	1,299,308
Yandex N.V., Class A(a)	40,479	1,587,586
		5,967,328
South Africa–5.11%
Naspers Ltd., Class N	14,226	3,461,077
South Korea–8.12%
Amorepacific Corp., Preference Shares	16,565	1,087,200
Muhak Co., Ltd.	104,473	927,276
NAVER Corp.	8,021	933,592
Samsung Electronics Co., Ltd., Preference Shares	81,888	2,551,110
		5,499,178
Taiwan–4.85%
King Slide Works Co., Ltd.	131,000	1,379,292
Taiwan Semiconductor Manufacturing Co., Ltd.	231,000	1,909,786
		3,289,078
Thailand–2.19%
Thai Beverage PCL	2,451,200	1,486,525
Turkey–2.22%
Ulker Biskuvi Sanayi A.S.	452,128	1,501,300
Total Common Stocks & Other Equity Interests (Cost $67,144,889)		64,965,360
Money Market Funds–3.53%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(b)	837,209	837,209
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(b)	597,884	598,123
Invesco Treasury Portfolio, Institutional Class, 2.15%(b)	956,810	956,810
Total Money Market Funds (Cost $2,392,019)		2,392,142
TOTAL INVESTMENTS IN SECURITIES—99.41% (Cost $69,536,908)		67,357,502
OTHER ASSETS LESS LIABILITIES–0.59%		399,411
NET ASSETS–100.00%		$67,756,913

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$2,021,032	$—	$—	$2,021,032
Chile	3,296,876	—	—	3,296,876
China	6,735,472	21,504,146	—	28,239,618
Egypt	—	1,885,360	—	1,885,360
Hong Kong	—	307,298	—	307,298
India	—	938,224	—	938,224
Indonesia	—	976,802	—	976,802
Kenya	—	1,014,705	—	1,014,705
Mexico	2,023,083	—	—	2,023,083
Nigeria	—	862,256	—	862,256
Philippines	—	1,358,958	—	1,358,958
Poland	—	836,662	—	836,662
Russia	2,886,894	3,080,434	—	5,967,328
South Africa	—	3,461,077	—	3,461,077
South Korea	—	5,499,178	—	5,499,178
Taiwan	—	3,289,078	—	3,289,078
Thailand	—	1,486,525	—	1,486,525
Turkey	—	1,501,300	—	1,501,300
Money Market Funds	2,392,142	—	—	2,392,142
Total Investments	$19,355,499	$48,002,003	$—	$67,357,502
Invesco Emerging Markets Select Equity Fund